Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment are Stated at Cost Less	Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:
Useful life
Bakery production equipment	5-8 years
Office equipment and furniture	3-5 years
Transportation vehicles	5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of currency exchange raSchedule of Currency Exchange Ratestes	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2023	2022	2022
Period/Year-end spot rate	US$1=RMB7.2556	US$1=RMB6.6981	US$1=RMB6.8972
Average rate	US$1=RMB6.9263	US$1=RMB6.4791	US$1=RMB6.7290